Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Goodwill
12 Goodwill

	2019 US$m	2018 US$m
Net book value
At 1 January	912	1,037
Adjustment on currency translation	10	(125)
At 31 December	922	912
– cost	16,926	15,861
– accumulated impairment	(16,004)	(14,949)

At 1 January
– cost	15,861	17,942
– accumulated impairment	(14,949)	(16,905)
At 31 December, goodwill has been allocated as follows:

	2019 US$m	2018 US$m
Net book value
Richards Bay Minerals	487	474
Pilbara	349	351
Dampier Salt	86	87
	922	912

12 Goodwill continued
Impairment tests for goodwill
Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2019 (2018: no impairment charge). The recoverable amount has been assessed by reference to fair value less cost of disposal (FVLCD), in line with the policy set out in note 1(i) and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.6% (2018: 8.8%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	230
1% increase in the discount rate applied to post-tax cash flows	237
10% strengthening of the South African rand	762

Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 1(i). The recoverable amount of the cash-generating unit (CGU) exceeds the carrying value when each of these sensitivities are applied whilst keeping all other assumptions constant.
Pilbara
The annual impairment review of the Pilbara CGU has been assessed by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i) and is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, a post-tax discount rate of 6.6% (2018: 6.8%) has been applied to the post-tax cash flows expressed in real terms. The recoverable amount was determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining goodwill to be impaired.